Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Leasehold improvements, Useful Life	5 years
Leasehold improvements	$ 23,976	$ 23,976
Less: accumulated depreciation	(14,372)	(13,274)
Property and equipment, net	$ 9,604	$ 10,702